Shareholders' Equity - Summary of Preferred Shares, Ordinary Shares, and Deferred Shares Issued (Parenthetical) (Details) - £ / shares	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Deferred Shares
Class Of Stock [Line Items]
Deferred shares, par value	£ 0.00001	£ 0.00001	£ 0.00001
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares, par value	0.001	£ 0.001	£ 0.001
Deferred share, nominal value	0.99999
Deferred shares subsequent reduction in par value per share	£ 0.001